Consolidated Changes in Equity (Parenthetical) $ in Thousands	12 Months Ended
Dec. 31, 2017 USD ($)
Income tax relating to cash flow hedges of other comprehensive income	$ 750
Presented net of deferred income tax expense	213
Deficit
Income tax benefit	$ 1,620 [1]

[1]	Presented net of income tax benefit of $1,620 for the year ended December 31, 2017.